SSgA Funds State Street Financial Center One Lincoln Street Boston, Massachusetts 02111-2900

Refer To: David James

Direct Line: 617-662-1742

E-Mail: djames@statestreet.com

June 24, 2014	VIA ELECTRONIC DELIVERY

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

RE:	SSgA Funds (the “Registrant”)

Post-Effective Amendment No. 140 under the Securities Act of 1933,

as amended (the “1933 Act”)

File Nos. 33-19229

                811-05430

Ladies and Gentlemen:

This transmittal letter accompanies the filing, on behalf of the Registrant, pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), in electronic format of Post-Effective Amendment No. 140 under the 1933 Act and Post-Effective Amendment No. 138 under the 1940 Act to the Registrant’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed under paragraph (b) of Rule 485 for the purpose of adding new classes of shares to each series of the Registrant, specifically, Class A, Class C, Class I and Class K shares.

If you have any questions concerning this filing, please contact the undersigned at (617) 662-1742.

Very truly yours,

/s/ David James
David James
Secretary and Chief Legal Officer